FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05569

                            Franklin Universal Trust
                     ------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650/312-2000
                                                    -------------
Date of fiscal year end:   8/31
                          -----

Date of reporting period:   05/31/09
                           ----------

Item 1. Schedule of Investments.

Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2009

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   9

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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

Franklin Universal Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                                     COUNTRY         SHARES           VALUE
                                                                                  --------------  -----------      ------------
      COMMON STOCKS 34.3%
      AUTOMOBILES & COMPONENTS 0.0%(a)
(b,c) Harvard Industries Inc. ..................................................   United States      109,618      $      1,096
                                                                                                                   ------------
      COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(b,d) VS Holdings Inc. .........................................................   United States      181,875                --
                                                                                                                   ------------
      ENERGY 1.1%
      Spectra Energy Corp. .....................................................   United States       92,350         1,482,218
                                                                                                                   ------------
      UTILITIES 33.2%
      Alliant Energy Corp. .....................................................   United States       85,000         2,017,050
      Ameren Corp. .............................................................   United States       60,000         1,395,600
      American Electric Power Co. Inc. .........................................   United States       75,000         1,975,500
      Atmos Energy Corp. .......................................................   United States       45,000         1,080,000
      CenterPoint Energy Inc. ..................................................   United States      226,600         2,293,192
      Constellation Energy Group ...............................................   United States       20,000           545,600
      Dominion Resources Inc. ..................................................   United States      100,000         3,179,000
      Duke Energy Corp. ........................................................   United States      160,000         2,264,000
      Edison International .....................................................   United States       63,000         1,842,120
      Entergy Corp. ............................................................   United States       50,000         3,731,000
      Exelon Corp. .............................................................   United States       70,000         3,360,700
      FirstEnergy Corp. ........................................................   United States       50,000         1,889,500
      FPL Group Inc. ...........................................................   United States       75,000         4,239,750
      Great Plains Energy Inc. .................................................   United States       32,600           491,282
      Pinnacle West Capital Corp. ..............................................   United States       70,000         1,935,500
      Progress Energy Inc. .....................................................   United States       45,000         1,597,950
      Public Service Enterprise Group Inc. .....................................   United States       50,000         1,593,500
      Sempra Energy ............................................................   United States       48,500         2,215,480
      The Southern Co. .........................................................   United States      120,000         3,409,200
      Westar Energy Inc. .......................................................   United States       27,300           487,305
      Wisconsin Energy Corp. ...................................................   United States       20,000           789,200
      Xcel Energy Inc. .........................................................   United States       60,000         1,029,000
                                                                                                                   ------------
                                                                                                                     43,361,429
                                                                                                                   ------------
      TOTAL COMMON STOCKS (COST $42,693,903) ...................................                                     44,844,743
                                                                                                                   ------------
      PREFERRED STOCKS (COST $214,420) 0.2%
      DIVERSIFIED FINANCIALS 0.2%
  (e) Preferred Blocker Inc., 9.00%, pfd., 144A ................................   United States          604           254,794
                                                                                                                   ------------

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(f)
                                                                                                  -----------
  (g) SENIOR FLOATING RATE INTERESTS (COST $1,356,561) 0.8%
      MATERIALS 0.8%
      Novelis Corp., US Term Loan, 3.22%, 7/07/14 ..............................   United States    1,356,561         1,129,337
                                                                                                                   ------------
      CORPORATE BONDS 94.1%
      AUTOMOBILES & COMPONENTS 3.8%
      Ford Motor Credit Co. LLC,
         7.80%, 6/01/12 ........................................................   United States    2,000,000         1,709,824
         senior note, 9.875%, 8/10/11 ..........................................   United States    2,000,000         1,826,686
  (e) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...................   United States    2,000,000         1,410,000
                                                                                                                   ------------
                                                                                                                      4,946,510
                                                                                                                   ------------


                     Quarterly Statement of Investments | 3

Franklin Universal Trust

                                                                                                   PRINCIPAL
                                                                                     COUNTRY       AMOUNT(f)          VALUE
                                                                                  --------------  -----------      ------------
      CORPORATE BONDS (CONTINUED)
      CAPITAL GOODS 5.1%
  (e) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ...........   United States    2,000,000      $  1,570,000
      Case New Holland Inc., senior note, 7.125%, 3/01/14 ......................   United States      600,000           559,500
      L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 .............   United States    1,200,000         1,098,000
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..................   United States    2,000,000         1,680,000
      RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..................   United States    2,200,000         1,727,000
                                                                                                                   ------------
                                                                                                                      6,634,500
                                                                                                                   ------------
      COMMERCIAL & PROFESSIONAL SERVICES 2.1%
      ARAMARK Corp., senior note, 8.50%, 2/01/15 ...............................   United States    1,000,000           958,750
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .....................   United States      900,000           879,750
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...............   United States    1,000,000           980,000
                                                                                                                   ------------
                                                                                                                      2,818,500
                                                                                                                   ------------
      CONSUMER DURABLES & APPAREL 3.4%
      Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...........................   United States    2,000,000         1,740,000
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .....................   United States      400,000           396,000
      KB Home, senior note,
         6.25%, 6/15/15 ........................................................   United States      700,000           602,000
         7.25%, 6/15/18 ........................................................   United States      800,000           688,000
      Visant Holding Corp., senior note, 8.75%, 12/01/13 .......................   United States    1,100,000         1,069,750
                                                                                                                   ------------
                                                                                                                      4,495,750
                                                                                                                   ------------
      CONSUMER SERVICES 4.2%
(d,h) Atherton Franchise Capital, 13.073%, 12/01/08 ............................   United States      721,603             7,216
(e,h) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...........................   United States    1,600,000            80,000
(e,i) Harrah's Operating Escrow, senior secured note, 144A, 11.25%, 6/01/17 ....   United States      600,000           589,500
      Host Hotels & Resorts LP, senior note, M, 7.00%, 8/15/12 .................   United States    1,000,000           965,000
      MGM MIRAGE, senior note,
         6.875%, 4/01/16 .......................................................   United States    1,500,000           969,375
         7.50%, 6/01/16 ........................................................   United States    1,200,000           786,000
      Pinnacle Entertainment Inc., senior sub. note, 8.25%, 3/15/12 ............   United States    1,000,000           980,000
      Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ..............   United States      800,000           668,000
  (h) Station Casinos Inc.,
         senior note, 7.75%, 8/15/16 ...........................................   United States    1,100,000           401,500
         senior sub. note, 6.50%, 2/01/14 ......................................   United States      100,000             3,500
         senior sub. note, 6.875%, 3/01/16 .....................................   United States    1,200,000            42,000
                                                                                                                   ------------
                                                                                                                      5,492,091
                                                                                                                   ------------
      DIVERSIFIED FINANCIALS 1.9%
  (e) GMAC LLC, senior note, 144A, 6.875%, 8/28/12 .............................   United States    2,849,000         2,466,094
                                                                                                                   ------------
      ENERGY 13.5%
      Berry Petroleum Co., senior note, 10.25%, 6/01/14 ........................   United States      300,000           295,875
      Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .....................   United States    2,000,000         1,632,500
      Compagnie Generale de Geophysique-Veritas, senior note,
         7.50%, 5/15/15 ........................................................       France         400,000           368,000
         7.75%, 5/15/17 ........................................................       France         600,000           531,000
      Copano Energy LLC, senior note, 8.125%, 3/01/16 ..........................   United States    1,500,000         1,402,500


                     4 | Quarterly Statement of Investments

Franklin Universal Trust

                                                                                                   PRINCIPAL
                                                                                     COUNTRY       AMOUNT(f)          VALUE
                                                                                  --------------  -----------      ------------
      CORPORATE BONDS (CONTINUED)
      ENERGY (CONTINUED)
      El Paso Corp., senior note, 12.00%, 12/12/13 .............................   United States    1,200,000      $  1,326,000
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 .........................   United States    2,000,000         1,760,000
      MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 ...............   United States    2,000,000         1,650,000
  (e) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ................    Switzerland     2,000,000         1,630,000
      Plains Exploration & Production Co., senior note, 7.625%, 6/01/18 ........   United States    1,900,000         1,686,250
      Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ..................   United States    2,000,000         1,680,000
  (e) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 .................   United States    1,900,000         1,615,000
      Tesoro Corp., senior note, 6.50%, 6/01/17 ................................   United States    1,500,000         1,226,250
      The Williams Cos. Inc., senior note, 8.75%, 3/15/32 ......................   United States      800,000           769,842
                                                                                                                   ------------
                                                                                                                     17,573,217
                                                                                                                   ------------
      FOOD & STAPLES RETAILING 0.9%
      SUPERVALU Inc., senior note, 8.00%, 5/01/16 ..............................   United States    1,200,000         1,182,000
                                                                                                                   ------------
      FOOD, BEVERAGE & TOBACCO 3.6%
      Altria Group Inc., senior bond, 9.25%, 8/06/19 ...........................   United States      800,000           904,196
      Dean Foods Inc., senior note, 7.00%, 6/01/16 .............................   United States    1,000,000           942,500
  (e) Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14 ...................   United States    1,000,000         1,075,000
  (e) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 .........................   United States    1,200,000         1,158,000
      Smithfield Foods Inc., senior note, 7.75%,
         5/15/13 ...............................................................   United States      100,000            78,500
         7/01/17 ...............................................................   United States      100,000            69,500
  (e) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 .....................   United States      500,000           532,500
                                                                                                                   ------------
                                                                                                                      4,760,196
                                                                                                                   ------------
      HEALTH CARE EQUIPMENT & SERVICES 8.7%
      FMC Finance III SA, senior note, 6.875%, 7/15/17 .........................      Germany       1,500,000         1,440,000
  (e) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ...............      Germany         700,000           735,000
      HCA Inc.,
         senior note, 6.50%, 2/15/16 ...........................................   United States    2,500,000         1,925,000
  (j)    senior secured note, PIK, 9.625%, 11/15/16 ............................   United States    1,051,000         1,008,960
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .....................   United States    1,700,000         1,644,750
(g,j) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 6.904%, 3/15/12 ......   United States    2,237,000         1,521,160
  (j) United Surgical Partners International Inc., senior sub. note, PIK,
         9.25%, 5/01/17 ........................................................   United States    2,000,000         1,560,000
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 ....   United States    1,500,000         1,477,500
                                                                                                                   ------------
                                                                                                                     11,312,370
                                                                                                                   ------------
      MATERIALS 11.3%
  (e) Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14 ...........  United Kingdom      700,000           741,076
      ArcelorMittal, senior note, 9.85%, 6/01/19 ...............................    Luxembourg      1,000,000         1,029,462
      Crown Americas Inc., senior note, 7.75%, 11/15/15 ........................   United States    1,800,000         1,764,000
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 ........   United States    1,700,000         1,689,637
      Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...........   United States    2,000,000         1,380,000
  (e) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16 ......  United Kingdom    3,500,000         1,102,500
  (e) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...................   United States    1,800,000         1,107,000


                     Quarterly Statement of Investments | 5

Franklin Universal Trust

                                                                                                   PRINCIPAL
                                                                                     COUNTRY       AMOUNT(f)          VALUE
                                                                                  --------------  -----------      ------------
      CORPORATE BONDS (CONTINUED)
      MATERIALS (CONTINUED)
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ............................   United States    2,000,000      $  2,020,000
      NewPage Corp., senior secured note, 10.00%, 5/01/12 ......................   United States    2,000,000         1,130,000
      Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ........   United States    1,500,000         1,428,750
      Solo Cup Co., senior sub. note, 8.50%, 2/15/14 ...........................   United States      500,000           402,500
  (e) Teck Resources Ltd., secured senior note, 144A, 10.75%, 5/15/19 ..........      Canada          900,000           927,285
                                                                                                                   ------------
                                                                                                                     14,722,210
                                                                                                                   ------------
      MEDIA 11.8%
  (h) CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .....................      Canada        2,000,000           570,000
(h,k) CCH I LLC, senior secured note, 11.00%, 10/01/15 .........................   United States      800,000            96,000
(h,k) CCH II LLC, senior note, 10.25%, 9/15/10 .................................   United States    3,000,000         2,985,000
      CSC Holdings Inc., senior note,
         6.75%, 4/15/12 ........................................................   United States      800,000           776,000
  (e)    144A, 8.50%, 4/15/14 ..................................................   United States      300,000           300,000
(h,k) Dex Media Inc.,
         senior disc. note, 9.00%, 11/15/13 ....................................   United States      200,000            33,000
         senior note, B, 8.00%, 11/15/13 .......................................   United States      500,000            82,500
(h,k) Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 ................   United States    2,342,000           509,385
      DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 .......................   United States    1,500,000         1,458,750
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 .........................   United States    2,000,000         1,850,000
  (h) Idearc Inc., senior note, 8.00%, 11/15/16 ................................   United States    2,500,000            68,750
      Lamar Media Corp., senior sub. note, B, 6.625%, 8/15/15 ..................   United States    2,000,000         1,650,000
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...................   United States    1,500,000         1,046,250
      Quebecor Media Inc., senior note, 7.75%, 3/15/16 .........................      Canada        2,200,000         1,963,500
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ........................   United States    1,700,000           467,500
(e,j) Univision Communications Inc., senior note, 144A, PIK, 10.50%, 3/15/15 ...   United States    1,000,000           315,000
  (e) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18 .......................    Netherlands       300,000           288,099
  (e) WMG Acquisition Corp., senior secured note, 144A, 9.50%, 6/15/16 .........   United States      900,000           906,750
                                                                                                                   ------------
                                                                                                                     15,366,484
                                                                                                                   ------------
      REAL ESTATE 0.2%
      Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ...............   United States      400,000           222,000
                                                                                                                   ------------
      RETAILING 1.4%
      Michaels Stores Inc., senior note, 10.00%, 11/01/14 ......................   United States    2,500,000         1,812,500
                                                                                                                   ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
      Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ..............   United States      800,000           364,000
                                                                                                                   ------------
      SOFTWARE & SERVICES 2.3%
      First Data Corp., senior note, 9.875%, 9/24/15 ...........................   United States    1,300,000           890,500
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ..........................................   United States      900,000           870,750
         senior sub. note, 10.25%, 8/15/15 .....................................   United States    1,400,000         1,277,500
                                                                                                                   ------------
                                                                                                                      3,038,750
                                                                                                                   ------------


                     6 | Quarterly Statement of Investments

Franklin Universal Trust

                                                                                                   PRINCIPAL
                                                                                     COUNTRY       AMOUNT(f)          VALUE
                                                                                  --------------  -----------      ------------
      CORPORATE BONDS (CONTINUED)
      TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
      Celestica Inc., senior sub. note, 7.625%, 7/01/13 ........................      Canada          500,000      $    490,000
(e,h) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 .................      Canada        2,000,000           640,000
      Sanmina-SCI Corp.,
(e,g)    senior note, 144A, FRN, 4.07%, 6/15/14 ................................   United States      700,000           532,000
         senior sub. note, 6.75%, 3/01/13 ......................................   United States    1,100,000           726,000
         senior sub. note, 8.125%, 3/01/16 .....................................   United States      400,000           226,000
                                                                                                                   ------------
                                                                                                                      2,614,000
                                                                                                                   ------------
      TELECOMMUNICATION SERVICES 9.0%
  (e) CC Holdings GS V LLC, senior secured note, 144A, 7.75%, 5/01/17 ..........   United States      300,000           297,000
      Crown Castle International Corp., senior note, 9.00%, 1/15/15 ............   United States      800,000           812,000
  (e) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...................      Jamaica       2,000,000         1,637,500
      Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 .....................  United Kingdom    1,500,000         1,556,250
      Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ......................      Bermuda         500,000           515,000
  (e) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%, 1/15/13 ..      Bermuda       1,500,000         1,477,500
      MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .....................   United States    2,000,000         2,017,500
      Qwest Communications International Inc., senior note, 7.50%, 2/15/14 .....   United States    2,000,000         1,850,000
  (e) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .........       Italy        1,500,000         1,582,500
                                                                                                                   ------------
                                                                                                                     11,745,250
                                                                                                                   ------------
      TRANSPORTATION 0.7%
  (e) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 .......................  United Kingdom    1,500,000           909,375
                                                                                                                   ------------
      UTILITIES 7.9%
      The AES Corp., senior note, 8.00%, 6/01/20 ...............................   United States    1,500,000         1,327,500
      Ameren Corp., senior note, 8.875%, 5/15/14 ...............................   United States      900,000           931,977
      Aquila Inc., senior note, 11.875%, 7/01/12 ...............................   United States    1,300,000         1,393,519
      Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ........................   United States    2,000,000         1,915,000
      Edison Mission Energy, senior note, 7.00%, 5/15/17 .......................   United States    1,800,000         1,314,000
      NRG Energy Inc., senior note, 7.375%,
         2/01/16 ...............................................................   United States    1,800,000         1,698,750
         1/15/17 ...............................................................   United States      200,000           188,500
      Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
         11/01/15 ..............................................................   United States    2,500,000         1,493,750
                                                                                                                   ------------
                                                                                                                     10,262,996
                                                                                                                   ------------
      TOTAL CORPORATE BONDS (COST $151,234,667) ................................                                    122,738,793
                                                                                                                   ------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $216,713) 0.1%
      Eskom Holdings Ltd., 11.00%, 6/01/09 .....................................   South Africa       783,333 ZAR        98,458
                                                                                                                   ------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $195,716,264) ......                                    169,066,125
                                                                                                                   ------------


                     Quarterly Statement of Investments | 7

Franklin Universal Trust

                                                                                     COUNTRY         SHARES           VALUE
                                                                                  --------------  -----------      ------------
      SHORT TERM INVESTMENTS (COST $993,662) 0.8%
      MONEY MARKET FUNDS 0.8%
  (l) Institutional Fiduciary Trust Money Market Portfolio, 0.02% ..............   United States      993,662      $    993,662
                                                                                                                   ------------
      TOTAL INVESTMENTS (COST $196,709,926) 130.3% .............................                                    170,059,787
      NOTES PAYABLE (32.2)% ....................................................                                    (42,000,000)
      OTHER ASSETS, LESS LIABILITIES 1.9% ......................................                                      2,404,763
                                                                                                                   ------------
      NET ASSETS 100.0% ........................................................                                   $130,464,550
                                                                                                                   ============

See Abbreviations on page 12.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2009, the value of this security was $1,096, representing less than 0.01% of net assets.

(d)  See Note 4 regarding restricted and illiquid securities.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $25,879,473, representing 19.84% of net assets.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)  The coupon rate shown represents the rate at period end.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i)  Security purchased on a when-issued basis.

(j)  Income may be received in additional securities and/or cash.

(k)  See Note 5 regarding other considerations.

(l) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     8 | Quarterly Statement of Investments

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


                     Quarterly Statement of Investments | 9

Franklin Universal Trust

2. SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................................   $197,134,589
                                                                    ============
Unrealized appreciation .........................................   $ 11,770,977
Unrealized depreciation .........................................    (38,845,779)
                                                                    ------------
Net unrealized appreciation (depreciation) ......................   $(27,074,802)
                                                                    ============

4. RESTRICTED SECURITIES

At May 31, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL AMOUNT/                                                           ACQUISITION
     SHARES         ISSUER                                                      DATE        COST      VALUE
-----------------   -----------------------------------------------------   -----------   --------   ------
     721,603        Atherton Franchise Capital, 13.073%, 12/1/08 ........      4/28/94    $721,603   $7,216
     181,875        VS Holdings Inc. ....................................     12/06/01     181,875       --
                                                                                                     ------
                    TOTAL RESTRICTED SECURITIES (0.01% of Net Assets) ............................   $7,216
                                                                                                     ======

5. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund's Investment manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a


                     10 | Quarterly Statement of Investments

Franklin Universal Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                 LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               -----------   ------------   -------   ------------
ASSETS:
   Investments in Securities   $45,837,309   $124,214,166    $8,312   $170,059,787
LIABILITIES:
   Senior Fixed Rate Notes              --     42,000,000        --     42,000,000

At May 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                    INVESTMENTS IN
                                                                      SECURITIES
                                                                    --------------
Beginning Balance - September 1, 2008 ...........................    $     7,611
   Net realized gain (loss) .....................................     (3,384,733)
   Net change in unrealized appreciation (depreciation) .........      3,388,384
   Net purchases (sales) ........................................         (4,046)
   Transfers in and/or out of Level 3 ...........................          1,096
                                                                     -----------
Ending Balance ..................................................    $     8,312
                                                                     ===========
Net change in unrealized appreciation (depreciation) attributable
   to assets still held at end of period ........................    $        --
                                                                     ===========


                     Quarterly Statement of Investments | 11

Franklin Universal Trust

7. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

CURRENCY

ZAR - South African Rand

SELECTED PORTFOLIO

FRN - Floating Rate Note
PIK - Payment-In-Kind

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     12 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust




By /s/LAURA F. FERGERSON
   ------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/LAURA F. FERGERSON
   ------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009




By /s/GASTON GARDEY
  --------------------------------
      Gaston Gardey
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009